Financial instruments - Schedule and maturity of non-derivative liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Derivatives	$ 3,546	$ 1,049
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,200,672	2,174,578
Derivative financial liabilities, undiscounted cash flows	2,155	2,627
Liquidity risk | Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,856,565	2,034,794
Liquidity risk | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	159,038	60,342
Liquidity risk | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	97,008	0
Liquidity risk | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	88,062	79,442
Liquidity risk | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	2,155	2,627
Liquidity risk | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Carrying Amount
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, liabilities	1,894,755	1,847,952
Derivatives	0	0
Liquidity risk | Carrying Amount | Bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, liabilities	1,559,210	1,708,168
Liquidity risk | Carrying Amount | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, liabilities	159,038	60,342
Liquidity risk | Carrying Amount | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, liabilities	88,445	0
Liquidity risk | Carrying Amount | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, liabilities	88,062	79,442
Liquidity risk | Carrying Amount | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivatives	0	0
Liquidity risk | Carrying Amount | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivatives	0	0
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	531,272	503,906
Derivative financial liabilities, undiscounted cash flows	412	461
Liquidity risk | Less than 1 year | Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	220,461	364,122
Liquidity risk | Less than 1 year | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	159,038	60,342
Liquidity risk | Less than 1 year | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	63,712	0
Liquidity risk | Less than 1 year | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	88,062	79,442
Liquidity risk | Less than 1 year | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	412	461
Liquidity risk | Less than 1 year | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Between 1 and 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,231,913	1,176,317
Derivative financial liabilities, undiscounted cash flows	1,553	1,628
Liquidity risk | Between 1 and 5 years | Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,201,425	1,176,317
Liquidity risk | Between 1 and 5 years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Between 1 and 5 years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	30,488	0
Liquidity risk | Between 1 and 5 years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | Between 1 and 5 years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	1,553	1,628
Liquidity risk | Between 1 and 5 years | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | More than five years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	437,487	494,355
Derivative financial liabilities, undiscounted cash flows	191	538
Liquidity risk | More than five years | Bank loans
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	434,679	494,355
Liquidity risk | More than five years | Other borrowings
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | More than five years | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,808	0
Liquidity risk | More than five years | Trade and other payables
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Liquidity risk | More than five years | Interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	191	538
Liquidity risk | More than five years | Forward exchange contracts
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities, undiscounted cash flows	$ 0	$ 0